This filing lists security holdings reported on the Form 13F filed on May 11,2005 pursuant to a request for confidential treatment and for which confidential treatment expires on May 11, 2006.

                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if amendment [X]; Amendment Number: 3

This Amendment (Check only one):

[ ]  is a restatement

[X]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    UBS Securities LLC
Address: 677 Washington Boulevard
         Stamford, CT 06901

13F File Number: 28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:  Edward Buscemi
Title  Executive Director
Phone: (212-821 2870)

Signature, Place, and Date of Signing:

/s/ Edward Buscemi
-------------------------------------
New York, New York
May 10, 2006

Name:  Michael Cortese
Title  Managing Director
Phone: (212-821-6113)

Signature, Place, and Date of Signing:


/s/ Michael Cortese
-------------------------------------
New York, New York
May 10, 2006

Report Type (Check only one):

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total :         3
Form 13F Information Table Value Total:    $63,486
List of Other Included Managers:              None

         COLUMN 1           COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
--------------------------  --------  ---------  --------  --------------------  ----------  --------  -----------------------
                                                                                                            VOTING AUTHORITY
          NAME OF           TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER   -----------------------
          ISSUER              CLASS     CUSIP     X $1000   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
--------------------------  --------  ---------   -------   -------   ---  ----  ----------  --------  ---------  ------  ----
BEVERLY ENTERPRISES INC     COM NEW   87851309    $14,769  1,193,000  SH         SOLE                  1,193,000
INSIGHT COMMUNICATIONS INC  CL A      45768V108   $17,410  1,469,200  SH         SOLE                  1,469,200
NEIGHBORCARE INC            COM       64015Y104   $31,307  1,070,314  SH         SOLE                  1,070,314